SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended									1 Months Ended	12 Months Ended							1 Months Ended					1 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		20 Months Ended			12 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2013 Options Minimum	Dec. 31, 2011 Options Minimum	Dec. 31, 2013 Options Maximum	Dec. 31, 2011 Options Maximum	Dec. 31, 2011 Option Modification	Dec. 31, 2013 Option Modification	Dec. 31, 2012 Option Modification	Dec. 31, 2011 Option Modification	Dec. 31, 2013 Restricted shares	Dec. 31, 2012 Restricted shares	Dec. 31, 2013 2006 Plan	Dec. 31, 2006 2006 Plan	Dec. 31, 2006 2006 Plan Options Minimum	Dec. 31, 2006 2006 Plan Options Maximum	Dec. 31, 2013 2008 Plan	Jan. 31, 2008 2008 Plan	Dec. 31, 2013 2008 Plan Options	Jan. 31, 2008 2008 Plan Options Maximum	Dec. 31, 2013 2008 Plan Restricted shares	Oct. 31, 2010 2011 Plan	Dec. 31, 2013 2011 Plan Options	Dec. 31, 2013 2011 Plan Restricted shares	Oct. 04, 2011 2011 Plan Restricted shares Employees	Dec. 31, 2013 2011 Plan Restricted shares Employees	Dec. 31, 2012 2011 Plan Restricted shares Employees	Dec. 31, 2011 2011 Plan Restricted shares Employees	Mar. 02, 2013 2011 Plan Restricted shares Non-executive directors	Dec. 31, 2013 2011 Plan Restricted shares Non-executive directors	May 31, 2012 2012 Plan	Dec. 31, 2013 2012 Plan Options	Dec. 31, 2013 2012 Plan Restricted shares	Dec. 31, 2013 2012 Plan Share appreciation rights	Dec. 31, 2013 Share option exchange program Options	Feb. 22, 2013 Share option exchange program Options Employees February 2013	May 11, 2013 Share option exchange program Options Director	Feb. 02, 2013 Share option exchange program Options Directors and employees February 2013	Jan. 30, 2013 Share option exchange program Restricted shares	Dec. 31, 2013 Share option exchange program Restricted shares person	Feb. 22, 2013 Share option exchange program Restricted shares Employees February 2013 person	Dec. 31, 2013 Share option exchange program Restricted shares Employees February 2013 person	May 11, 2013 Share option exchange program Restricted shares Director	Dec. 31, 2013 Share option exchange program Restricted shares Director May 11, 2013	Feb. 02, 2013 Share option exchange program Restricted shares Directors and employees February 2013 person	Dec. 31, 2013 Share option exchange program Restricted shares Directors and employees February 2013
Share-Based Compensation
Period of options																			10 years				10 years
Vesting period																		0 years	4 years									3 years				3 years										1 year
Number of shares authorized for issuance under the plan																	63,456,083				57,370,401				25,358,047									26,155,837
Number of shares available for future grant under the plan																0				0
Number of shares granted and outstanding under the plan														16,211,058	6,730,575									9,891,290			6,319,768
Vesting percentage upon termination																																												100.00%
Number of directors and employees who tendered award under exchange program																																											36	5				31
Aggregate shares issued under exchange program																																											54,888,589	4,446,000		11,143,435		39,299,154
Aggregate shares converted under exchange program																																						64,850,654	5,725,000	17,000,000	42,125,654
Fair value of shares granted and vested																													$ 325,077	$ 582,651	$ 167,733		$ 11,952												$ 425,358		$ 565,921		$ 2,533,023
Number of employees terminated																																													5
Options outstanding (in shares)				2,200,000	72,747,294											0						1,800,000				400,000
Number of options granted under the plan (in shares)				0	0																														0
Number of shares granted under the plan														630,000														11,678,047				630,000				0	0
Compensation expense	4,175,756	2,119,171	4,353,607								11,581	194,146	1,482,470																														2,495,861
Number of options under modification plan (in shares)										76,110,625			76,110,625
Incremental compensation cost										1,955,559																																	2,937,272
Unrecognized compensation cost (in dollars)				28,405
Additional disclosures
Fraction of shares vesting on the first anniversary																												0.33				0.33
Remaining fraction of shares vesting ratably over eight quarters																												0.67				0.67
Remaining vesting period																												2 years				2 years
Fair value (in dollars)																												2,012,795				43,029												425,358		848,881		2,763,298
Unrecognized compensation cost (in dollars)																													$ 358,487				$ 31,077										$ 441,411				$ 282,960		$ 230,275
Weighted average period for recognition of unrecognized compensation cost				2 months 12 days																									9 months 18 days				2 years 2 months 12 days														3 months 18 days		1 month 6 days
Number of shares forfeited under the plan														3,833,595
Average risk-free rate of return, (as a percent)						0.18%	0.36%	0.81%	2.27%
Expected term						6 months 14 days	2 years 8 months 12 days	4 years 9 months	5 years 10 months 17 days
Volatility rate (as a percent)						85.62%	51.37%	112.83%	63.63%